Debt (Tables)	12 Months Ended
Dec. 31, 2015
Debt Disclosure [Abstract]
Summary of Actual Financial Ratios as Part of Affirmative Covenants Credit Facility
The following table reflects required and actual financial ratios as of December 31, 2015 included as part of the affirmative covenants in the 2014 Credit Facility:

Description of Required Covenant Ratio	Covenant Ratio Requirement	Actual Ratio
Fixed Charge Coverage Ratio	greater than or equal to 1.5:1.0	3.26:1.00
Total Debt to EBITDA Ratio	less than or equal to 3.5:1.0	1.80:1.00

Summary of Debt Holdings
The following table provides the Company’s debt holdings at December 31, 2015 and December 31, 2014 (in thousands):

	December 31, 2015	December 31, 2014
Revolving Credit Facility	$—	$169,725
Term Loan Facility	320,125	323,375
Original issue discount (1)	(3,633)	(4,303)
Total debt	$316,492	$488,797
Less: Current portion, term loan facilities	(3,250)	(3,250)
Long term debt	$313,242	$485,547

(1)	The Company recorded $4.6 million in original issue discount upon issuance of the 2014 Term Loan Facility in June 2014. This discount is being amortized over the life of the 2014 Term Loan Facility.

Summary of Annual Maturities of Term Loan Facility and Revolving Credit Facility	Annual maturities of the 2014 Term Loan Facility and 2014 Revolving Credit Facility are as follows (in thousands):

2016	$3,250
2017	3,250
2018	3,250
2019	3,250
2020	3,250
Thereafter	303,875
$320,125

Summary of Components of Interest Expense
The following details the components of interest expense in each of the years ended December 31, 2015, 2014 and 2013 (in thousands):

	Year ended December 31,
	2015	2014	2013
Interest on credit facilities	$17,590	$16,392	$15,625
Unused fee on Revolving Credit Facility	1,612	1,914	2,349
Amortization of original issue discount	671	882	1,243
Unrealized losses on interest rate derivatives	5,662	7,709	130
Letter of credit fees	121	62	53
Other	286	138	15
Interest expense	$25,942	$27,097	$19,415
Average daily balance of debt outstanding	$443,348	$379,034	$294,056
Effective interest rate	5.9%	7.2%	6.6%